Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related-Party Balances and Transactions

11	Related-Party Balances and Transactions

(a)	São Paulo State

(i)	Accounts receivable, interest on capital payable, revenue and expenses

	December 31, 2024	December 31, 2023
Accounts receivable
Current:
Sanitation services (ii)	173,466	169,515
Allowance for losses	(51,706)	(50,498)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (iii) and (iv)	84,973	36,241
- GESP Agreement – 2015 (vi)	112,813	106,022

Total current	319,546	261,280

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	1,361
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (vi)	907,514	933,911

Total noncurrent	908,875	935,272

Total receivables	1,228,421	1,196,552

Assets:
Sanitation services	123,121	120,378
Reimbursement of additional retirement and pension benefits (G0)	1,105,300	1,076,174

Total	1,228,421	1,196,552

Liabilities:
Interest on capital payable	458,985	420,564

	2024	2023	2022

Revenue from sanitation services	891,312	775,988	661,955
Payments received from related parties	(843,026)	(741,089)	(632,501)

Payment received from reimbursement referring to Law 4,819/58	(178,941)	(189,713)	(186,690)

(ii)	Sanitation services

The Company provides water supply and sewage services to the São Paulo State Government and other companies related to it in terms and conditions deemed by Management as usual market terms and conditions, except for the settlement of credits, which may be made according to item (iii) of this Note.

(iii)	Reimbursement of additional retirement and pension benefits paid

Refers to additional retirement and pension benefits provided for in State Law 4,819/1958 ("Benefits") paid by the Company to former employees or pensioners, referred to as G0. Under the GESP Agreement, executed in 2001, the São Paulo State acknowledges being responsible for the charges arising from the Benefits, provided that the payment criteria established by the State Personnel Expenses Department (DDPE), be met, based on legal guidance of the Legal Counsel of the Treasury Department and the State Attorney General Office (PGE). As explained in item (iv), the São Paulo State’s validation of the amounts due to the Company because of the Benefits found divergences regarding the calculation and eligibility criteria of the Benefits applied by the Company.

See additional information about the G0 plan in Note 24 (ii).

As a result of a court decision, SABESP is responsible for the payments.

(iv)	Disputed amounts

As of November 17, 2008 the Company and the São Paulo State signed the Third Amendment to the GESP Agreement, when the disputed and undisputed amounts were calculated. The amendment established the efforts to calculate the Disputed Amount of the Benefits. According to clause four of such instruments, the Disputed Amount consists of the difference between the Undisputed Amount and the amount actually paid by the Company as additional retirement and pension benefits provided for in Law 4,819/1958, for which the State of São Paulo was originally responsible for because of a court decision.

By entering into the Third Amendment, the State Attorney General Office (PGE) agreed to reassess the differences that gave rise to the Disputed Amount of the benefits provided for in Law 4,819/1958. At the time, this expectation was based on the willingness of the PGE to reassess the matter and the implied right of the Company to the reimbursement, including based on opinions from external legal counsel.

However, the recent opinions issued by the PGE received on September 4 and 22, 2009 and January 4, 2010, denied the reimbursement of the portion previously defined as Disputed Amount.

The third amendment also provides for the regularization of the monthly flow of benefits. While SABESP is responsible for the monthly payments, the São Paulo State shall reimburse the Company based on the criteria identical to those applied in the calculation of the Undisputed Amount. Should there be no preventive court decision, the State will directly assume the monthly payment flow of the portion deemed as undisputed.

Even though the negotiations with the State are still in progress, it is not possible to assure that the Company will recover the Disputed Amount in a friendly way.

Continuing the actions that aim to recover the credit that Management understands to be owed by the São Paulo State, related to the divergences in the reimbursement of the additional retirement and pension benefits paid by the Company, SABESP: (i) on March 24, 2010, addressed a message to the Controlling Shareholder by sending a letter resolved by the Executive Board proposing that the matter be discussed at B3’s Arbitration Chamber; (ii) in June 2010, sent to the Treasury Department a proposal of an agreement to settle said pending matters. The proposal was not accepted; (iii) on November 9, 2010, filed a lawsuit against the São Paulo State seeking full reimbursement of the amounts paid as benefits provided for in Law 4,819/1958 to settle the Disputed Amount under discussion between the Company and the São Paulo State. Despite the lawsuit, the Company will insist on reaching an agreement during the course of the lawsuit, as it believes that a reasonable agreement is better for the Company and its shareholders than waiting for the end of the lawsuit.

As of December 31, 2024 and 2023, the disputed amounts between SABESP and the São Paulo State, referring to additional retirement and pension benefits paid (Law 4,819/1958), totaled R$ 1,685,493 and R$ 1,583,449, respectively, for which allowances for doubtful accounts were recorded for the total amount.

(v)	Actuarial Liability

The Company recognized an actuarial liability corresponding to additional retirement and pension benefits paid to employees, retired employees, and pensioners of the G0 Plan. As of December 31, 2024 and 2023, the amounts corresponding to such actuarial liability were R$ 1,931,145 and R$ 2,098,622, respectively. For detailed information on additional retirement and pension benefits, see Note 24.

(vi)	GESP Agreement - 2015

On March 18, 2015, the Company, the São Paulo State, and Department of Water and Electric Energy (DAEE), through the Department of Sanitation and Water Resources, entered into an Agreement totaling R$ 1,012,310, R$ 696,283 of which referring to the principal of the Undisputed Amount mentioned in item (iii) and R$ 316,027 to the inflation adjustment of the principal until February 2015.

The principal will be paid in 180 installments, as follows:

•	The first 24 installments were settled upon the transfer of 2,221,000 preferred shares issued by Companhia de Transmissão de Energia Elétrica Paulista (CTEEP), totaling R$ 87,174, based on the share closing price of March 17, 2015, which were sold on April 20, 2016; and

•	The amount of R$ 609,109, is being paid in 156 monthly installments, adjusted by the IPCA until the initial payment date, i.e. April 5, 2017. As of this date, the installments are being adjusted by IPCA plus a simple interest of 0.5% per month.

As of July 22, 2022, the decision regarding the lawsuit that challenged the possibility of transferring the reservoirs was published in the State Official Gazette, preventing the transfer of the reservoirs to SABESP. Accordingly, as provided for in the agreement, the São Paulo State will pay SABESP, in addition to the principal, an inflation adjustment of R$ 316,027 (restated until February 2015) in 60 installments, beginning in April 2030. The amount will be adjusted by IPCA until the initial date of the payments and, as of that date, IPCA plus simple interest of 0.5% per month will be levied on the amount of each installment.

In July 2022, R$ 325,561 referring to the adjustment for inflation until that date was recorded at present value.

As of December 31, 2024, the balance receivable was R$ 112,813 in current assets (R$ 106,022 as of December 31, 2023) and R$ 907,514 in noncurrent assets (R$ 933,911 as of December 31, 2023).

(b)	Agreements with reduced tariffs for State Entities that join the Rational Water Use Program (PURA)

The Company has signed agreements with government entities related to the São Paulo State Government that benefit them with a reduction of 25% in the tariff of water supply and sewage services when they are not in default. These agreements provide for the implementation of the rational water use program, which takes into consideration the reduction in water consumption.

(c)	Guarantees

The São Paulo State provides guarantees for some of the Company’s borrowings and financing and does not charge any related fees. See Note 18.

(d)	Personnel assignment agreement among entities related to the São Paulo State Government

The Company has personnel assignment agreements with entities related to the State Government, whose expenses are fully charged.

In 2024, expenses with employees assigned to other state entities totaled R$ 5,669 (R$ 8,165 in 2023 and R$ 800 in 2022).

No expenses with employees from other entities assigned to the Company were recorded in 2024, 2023 and 2022. Due to privatization, this practice no longer exists after this event.

(e)	Non-operating assets

As of December 31, 2024 and 2023, the Company had an amount of R$ 3,613 related to a land and lent structures.

(f)	Use of Reservoirs – EMAE

Empresa Metropolitana de Águas e Energia S.A. (EMAE) planned to receive the credit and obtain financial compensation for alleged past and future losses in electricity generation arising from water collection, and compensation for costs already incurred and to be incurred with the operation, maintenance, and inspection of the Guarapiranga and Billings reservoirs used by SABESP in its operations.

As of October 28, 2016, the Company entered into an agreement based on a Private Transaction Agreement and Other Covenants to settle the disputes fully and completely and SABESP will continue using the reservoirs.

As of December 31, 2024, the balance of the agreement totaled R$ 9,434 and R$ 104,489 (R$ 8,876 and R$ 99,279 as of December 31, 2023), recorded in Other liabilities, under current and noncurrent liabilities, respectively.

As of August 2, 2024, the São Paulo State Government completed the sale of its equity interest in EMAE, which has not been considered a related party to the Company since that date.

(g)	SABESPREV

The Company sponsors a defined benefit plan (G1 Plan), which is operated and administered by SABESPREV. The net actuarial liability recognized as of December 31, 2024 totaled R$ 132,244 (R$ 44,249 as of December 31, 2023). See Note 24.

(h)	Compensation of the Fiscal Council and Management Key Personnel

The compensation of the Executive Officers, members of the Audit Committee, Boards of Directors, and Fiscal Councils of the Companies controlled by the São Paulo State complies with the guidelines defined at the Annual Shareholders’ Meeting held on April 25, 2024.

In addition to the monthly compensation, the members of the Board of Directors, Fiscal Council, and Executive Board receive an annual reward equivalent to a monthly fee, calculated on a prorated basis referring to fees in effect, in December of each year. The purpose of this reward is to define a compensation similar to the Christmas bonus paid to the Company’s registered employees, given that the relationship of Management with the Company has a statutory nature.

Benefits paid to Executive Officers only - meal vouchers, food vouchers, health insurance, private pension, daycare assistance, annual leave (with the characteristic of paid leave for thirty (30) calendar days, including vacation bonuses granted under the same criteria offered to employees, paid at the time of the leave), and FGTS.

SABESP pays bonuses for purposes of compensation of its Executive Officers, under the guidelines approved at the latest General Shareholders' Meeting, such as a motivation policy, provided that the Company actually calculates quarterly, semi-annual, and annual profits, and distributes mandatory dividends to shareholders, even if in the form of interest on capital. Annual bonuses cannot exceed six times each Executive Officer’s monthly compensation or 10 % of the interest on capital paid by the Company, prevailing the shortest amount.

With the completion of the privatization process, the Company no longer has a controlling shareholder. As a result, the expenses related to the compensation of the members of the Fiscal Council, appointed by GESP (the controlling shareholder at the time), and Management totaled R$ 8,550 in 2023.

Additional amounts of R$ 2,043 and R$ 1,885, referring to the executive officers’ bonus program, were recorded in 2024 and 2023, respectively.

(i)	Loan agreement through credit facility

Águas de Andradina

The Company entered into a loan agreement through a credit facility with SPE Águas de Andradina S/A to finance the operations of that company.

As of December 31, 2024, the balance of principal and interest of this agreement totaled R$ 4,007, which was recorded in “Other assets” under current assets (R$ 694 and R$ 2,814, respectively, as of December 31, 2023), at CDI + 3% p.a.

This agreement was executed on August 17, 2021. The amount of principal adjustment, accrued interest, and any other taxes must be paid in full by August 31, 2025.

Sabesp Olímpia

The Company formalized a loan agreement through a credit facility with Sabesp Olímpia S/A, making available the necessary funds for the payment of the first installment of the Fixed Concession Fee to the Municipality of Estância Turística de Olímpia, which was a prerequisite for the signing of the water and sewage concession agreement.

As of December 31, 2024, the balance of principal and interest of this agreement totaled R$ 2,934 and R$ 85,977, respectively, which was recorded in “Other assets” under current and noncurrent assets (R$ 78,611 as of December 31, 2023, recorded in “Other assets” under noncurrent assets), at CDI + 2% p.a.

The agreement referring to the first installment was executed on September 26, 2023. The principal plus the accumulated interest on it, along with the second installment of the concession fee, of R$ 80,707, will be used for capital increase in SABESP Olímpia.

(j)	FEHIDRO

In April 2021, the Company entered into three financing agreements under the State Fund for Water Resources (FEHIDRO). The funds are aimed at the execution of works and sewage services in the municipalities of São Paulo, Itapecerica da Serra and Vargem Grande Paulista. The investment totaled R$ 10.8 million, R$ 8.7 million of which, or 80% of the total, are financed by FEHIDRO and R$ 2.1 million, or 20% of the total, will be financed by SABESP. The financing interest rate is 3.00% p.a., with a total term of 59 months, 18 months of which corresponds to the grace period, and 41 months to amortization.

As of December 31, 2024, the balance of these financings totaled R$ 2.8 million (as of December 31, 2023 – R$ 1.3 million).

(k)	Privatization Process

According to Article 7 of Law 9,361/1996, the controlling shareholder will be reimbursed, upon the privatization, for the contracting of independent audit firms, law firms, opinions, or specialized studies necessary to the privatization.

The amount to be reimbursed by the São Paulo State as of December 31, 2024 was R$ 99,653 recorded under “Other assets”

(l)	Equatorial S.A.

In July 2024, Equatorial Participações e Investimentos IV S.A., controlled by Equatorial S.A, acquired shares representing 15% (fifteen percent) of the share capital of SABESP. In December 2024, Equatorial S.A. absorbed its subsidiary, becoming the direct holder of the equity stake in SABESP. As of December 31, 2024, the balance of dividends and interest on capital payable was R$ 341,272.